STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)		Total	Gores Metropoulos II, Inc.	Class A Common Stock Gores Metropoulos II, Inc.	Class F Common Stock Gores Metropoulos II, Inc.	Common Stock Class A Common Stock Gores Metropoulos II, Inc.	Common Stock Class F Common Stock Gores Metropoulos II, Inc.	Additional Paid-in Capital	Additional Paid-in Capital Gores Metropoulos II, Inc.	Accumulated Deficit	Accumulated Deficit Gores Metropoulos II, Inc.
Beginning balance at Dec. 31, 2018		$ (90,882,000)						$ 856,000		$ (91,860,000)
Net loss		(178,249,000)								(178,249,000)
Ending balance at Dec. 31, 2019		(258,670,000)						5,032,000		(270,109,000)
Net loss		(178,056,000)								(178,056,000)
Ending balance at Sep. 30, 2020		(434,748,000)	$ 3,255				$ 1,150	12,110,000	$ 23,850	(448,166,000)	$ (21,745)
Ending balance (in shares) at Sep. 30, 2020							11,500,000
Beginning balance at Dec. 31, 2019		(258,670,000)						5,032,000		(270,109,000)
Net loss		(250,316,000)								(250,316,000)
Ending balance at Dec. 31, 2020		(500,860,000)	(14,918)			$ 0	$ 1,150	13,898,000	23,850	(520,425,000)	(39,918)
Ending balance (in shares) at Dec. 31, 2020						0	11,500,000
Beginning balance at Jun. 30, 2020		(382,422,000)						10,698,000		(392,651,000)
Net loss		(55,514,000)								(55,514,000)
Ending balance at Sep. 30, 2020		(434,748,000)	3,255				$ 1,150	12,110,000	23,850	(448,166,000)	(21,745)
Ending balance (in shares) at Sep. 30, 2020							11,500,000
Beginning balance at Jul. 20, 2020			0			$ 0	$ 0		0		0
Beginning balance (in shares) at Jul. 20, 2020						0	0
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020			25,000				$ 1,150		23,850
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020 (shares)							11,500,000
Net loss			(21,745)								(21,745)
Ending balance at Sep. 30, 2020		(434,748,000)	3,255				$ 1,150	12,110,000	23,850	(448,166,000)	(21,745)
Ending balance (in shares) at Sep. 30, 2020							11,500,000
Beginning balance at Jul. 20, 2020			0			$ 0	$ 0		0		0
Beginning balance (in shares) at Jul. 20, 2020						0	0
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020	[1]		25,000			$ 0	$ 1,150		23,850		0
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020 (shares)	[1]					0	11,500,000
Net loss			(39,918)			$ 0	$ 0		0		(39,918)
Ending balance at Dec. 31, 2020		(500,860,000)	(14,918)			$ 0	$ 1,150	13,898,000	23,850	(520,425,000)	(39,918)
Ending balance (in shares) at Dec. 31, 2020						0	11,500,000
Common stock par value (in dollars per share)				$ 0.0001	$ 0.0001
Forfeited Class F Common stock by Sponsor							$ (25)		25
Forfeited Class F Common stock by Sponsor (shares)							(250,000)
Excess of fair value paid by founders for warrants			1,045,000						1,045,000
Subsequent measurement under ASC 480-10-S99 against additional paid-in capital			(1,068,875)						(1,068,875)
Subsequent measurement under ASC 480-10-S99 against accumulated deficit			(39,666,004)								(39,666,004)
Net loss		(217,074,000)	(5,122,333)							(217,074,000)	(5,122,333)
Ending balance at Sep. 30, 2021		(692,847,000)	(44,827,130)				$ 1,125	37,271,000	0	(737,499,000)	(44,828,255)
Ending balance (in shares) at Sep. 30, 2021							11,250,000
Beginning balance at Jun. 30, 2021		(631,672,000)	(38,943,467)				$ 1,125	32,742,000	0	(672,915,000)	(38,944,592)
Beginning balance (in shares) at Jun. 30, 2021							11,250,000
Net loss		(64,584,000)	(5,883,663)							(64,584,000)	(5,883,663)
Ending balance at Sep. 30, 2021		$ (692,847,000)	$ (44,827,130)				$ 1,125	$ 37,271,000	$ 0	$ (737,499,000)	$ (44,828,255)
Ending balance (in shares) at Sep. 30, 2021							11,250,000
Common stock par value (in dollars per share)				$ 0.0001	$ 0.0001

[1]	This number includes up to $1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.